SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the fund's Statement of Additional Information:
Xtrackers Risk Managed USD High Yield Strategy ETF is classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
February 11, 2025
SAISTKR25-01